Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 26,389	$ 4,028	¥ 20,523	¥ 14,962
Total segments | Core commerce
Total depreciation of property and equipment, and operating lease cost relating to land use rights	12,633		8,518	6,672
Total segments | Cloud computing
Total depreciation of property and equipment, and operating lease cost relating to land use rights	10,759		8,908	6,580
Total segments | Digital media and entertainment
Total depreciation of property and equipment, and operating lease cost relating to land use rights	1,109		1,359	1,189
Total segments | Innovation initiatives and others
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 1,888		¥ 1,738	¥ 521